UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

CLOSED-END FUNDS	96.5%
BALANCED	3.7%
BlackRock Capital and Income Strategies Fund		151,200	$3,058,776
LMP Capital and Income Fund		451,559	8,687,995
Nuveen Diversified Dividend and Income Fund		269,200	5,416,304
TS&W/Claymore Tax-Advantaged Balanced Fund		170,900	2,657,495
			19,820,570
CONVERTIBLE	3.6%
Advent Claymore Convertible Securities and Income Fund		611,500	17,097,540
Nicholas-Applegate Convertible & Income Fund II		141,700	2,231,775
			19,329,315
COVERED CALL	25.0%
Advent Claymore Enhanced Growth & Income Fund		274,800	5,454,780
BlackRock Global Opportunities Equity Trust		74,600	2,092,530
BlackRock World Investment Trust		23,500	396,445
Dow 30 Premium & Dividend Income Fund		33,700	722,865
Eaton Vance Enhanced Equity Income Fund		247,800	5,198,844
Eaton Vance Enhanced Equity Income Fund II		794,477	16,016,656
Eaton Vance Tax-Managed Buy-Write Income Fund		315,600	6,779,088
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		689,000	14,131,390
Eaton Vance Tax-Managed Global Buy Right Opportunities Fund		909,900	17,970,525
First Trust/Fiduciary Asset Management Covered Call Fund		183,100	3,328,758
ING Global Advantage and Premium Opportunity Fund		501,600	11,090,376
ING Global Equity Dividend and Premium Opportunity Fund		190,500	3,996,690
ING Risk Managed Natural Resources Fund		205,100	3,991,246
Madison/Claymore Covered Call Fund		180,270	2,749,118
NFJ Dividend Interest & Premium Strategy Fund		664,000	16,938,640
Nicholas-Applegate International & Premium Strategy Fund		10,000	299,900
Nuveen Equity Premium and Growth Fund		213,700	4,220,575
Nuveen Equity Premium Income Fund		519,460	9,656,761
Old Mutual Claymore Long-Short Fund		157,100	2,918,918
Pimco Global StocksPLus & Income Fund		50,000	1,368,500
Small Cap Premium & Dividend Income Fund		177,200	3,588,300
			132,910,905

		Number of Shares	Value

EMERGING MARKETS	0.2%
Western Asset Emerging Markets Income Fund II		60,000	$777,600
ENERGY	6.0%
BlackRock Global Energy and Resources Trust		484,700	13,527,977
BlackRock Real Asset Equity Trust		292,100	4,410,710
Energy Income and Growth Fund		94,400	2,762,144
Fiduciary/Claymore MLP Opportunity Fund		95,600	2,325,948
Kayne Anderson Energy Total Return Fund		319,332	8,535,745
Kayne Anderson MLP Investment Company		6,100	214,842
			31,777,366
EQUITY DIVIDEND	2.5%
Alpine Total Dynamic Dividend Fund		30,000	624,300
BlackRock Preferred and Equity Advantage Trust		35,000	829,850
Gabelli Equity Trust		40,000	394,800
Gabelli Global Deal Fund		43,100	842,605
Liberty-All Star Equity Fund		662,186	5,628,581
Neuberger Berman Dividend Advantage Fund		165,700	4,057,993
Royce Value Trust		40,000	882,800
			13,260,929
EQUITY NON-DIVIDEND	0.3%
DWS Global Commodities Stock Fund		109,001	1,765,816
FINANCIAL	2.4%
John Hancock Bank and Thrift Opportunity Fund		1,340,900	12,899,458
HEALTHCARE	0.9%
BlackRock Health Sciences Trust		163,900	4,441,690
Finsbury Worldwide Pharmaceutical (United Kingdom)		43,564	409,563
			4,851,253

		Number of Shares	Value

HIGH YIELD	8.8%
BlackRock Corporate High Yield Fund		372,900	$3,068,967
BlackRock Corporate High Yield Fund V		283,200	3,888,336
BlackRock Corporate High Yield Fund VI		586,000	7,981,320
Evergreen Income Advantage Fund		135,000	1,939,950
Highland Distressed Opportunities		50,000	720,620
Neuberger Berman Income Opportunity Fund		235,100	3,961,435
Western Asset Global High Income Fund		230,000	3,238,400
Western Asset High Income Fund II		1,055,100	11,912,079
Western Asset High Income Opportunities Fund		575,100	3,950,937
Western Asset Managed High Income Fund		863,400	6,035,166
			46,697,210
INVESTMENT GRADE	0.3%
PIMCO Corporate Opportunity Fund		84,700	1,411,102
LIMITED DURATION	2.0%
BlackRock Limited Duration Income Trust		236,800	4,593,920
Eaton Vance Limited Duration Income Fund		331,100	6,098,862
			10,692,782
MULTI-SECTOR FUND	0.3%
TCW Strategic Income Fund		246,900	1,298,694
PREFERRED	2.5%
BlackRock Preferred Income Strategies Fund		80,000	1,667,200
Flaherty & Crumrine/Claymore Preferred Securities Income Fund		243,900	5,438,970
John Hancock Preferred Income Fund II		64,300	1,612,644
John Hancock Preferred Income Fund III		192,000	4,433,280
			13,152,094

		Number of Shares	Value

REAL ESTATE	12.5%
Dividend Capital Realty Income Allocation Fund		392,900	$6,070,305
DWS RREEF Real Estate Fund		215,547	5,442,562
DWS RREEF Real Estate Fund II		415,900	8,047,665
ING Clarion Global Real Estate Income Fund		744,913	16,127,366
ING Clarion Real Estate Income Fund		282,700	5,102,735
LMP Real Estate Income Fund		297,707	7,359,317
Neuberger Berman Real Estate Securities Income Fund		449,300	8,114,358
Neuberger Berman Realty Income Fund		150,086	3,591,558
Nuveen Real Estate Income Fund		239,500	6,435,365
			66,291,231
TAX ADVANTAGED DIVIDEND	16.0%
Alpine Global Dynamic Dividend Fund		143,605	3,423,543
BlackRock Dividend Achievers Trust		308,100	4,609,176
BlackRock Strategic Dividend Achievers Trust		367,000	5,567,390
Dreman/Claymore Dividend & Income Fund		262,200	5,681,874
Eaton Vance Tax-Advantaged Dividend Income Fund		426,900	11,837,937
Eaton Vance Tax-Advantaged Global Dividend Income Fund		427,000	11,123,350
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund		89,500	2,723,485
Eaton Vance Tax-Managed Diversified Equity Income Fund		853,400	17,050,932
Gabelli Dividend & Income Trust		562,808	12,106,000
John Hancock Tax-Advantaged Dividend Income Fund		533,400	10,806,684
			84,930,371
TOTAL RETURN	7.9%
Calamos Global Total Return Fund		60,000	1,028,400
Calamos Strategic Total Return Fund		1,137,300	17,173,230
Clough Global Allocation Fund		89,600	1,865,472
Clough Global Equity Fund		176,900	3,560,997
Clough Global Opportunities Fund		424,000	7,394,560
Nuveen Global Value Opportunities Fund		95,100	1,897,245
Nuveen Tax-Advantaged Total Return Strategy Fund		75,500	2,031,705
SunAmerica Focused Alpha Growth Fund		352,500	6,909,000
			41,860,609

		Number of Shares	Value

UTILITY	1.6%
Macquarie Global Infrastructure Total Return Fund		94,000	$2,891,440
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund		50,300	1,413,933
Reaves Utility Income Trust		169,000	4,208,100
			8,513,473
Total CLOSED-END FUNDS (Identified cost—$508,256,418)			512,240,778
COMMON STOCK	2.5%
REAL ESTATE - MORTGAGE
Annaly Capital Management (Identified cost—$11,672,100)		864,600	13,384,008

		Principal Amount

COMMERCIAL PAPER	1.8%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost—$9,353,921)		$9,355,000	9,353,922

TOTAL INVESTMENTS (Identified cost—$529,282,439)	100.8%		534,978,708

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)%		(4,175,769)

NET ASSETS (Equivalent to $19.57 per share based on 27,118,742 shares of common stock outstanding)	100.0%		$530,802,939

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$10,488,979
Gross unrealized depreciation	4,792,710
Net unrealized appreciation	$5,696,269

Cost for federal income tax purposes	$529,282,439

Item 2.	Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/	James Giallanza

Name: Adam M. Derechin

Name: James Giallanza

		Title: President and principal			Title: Treasurer and principal

executive officer

financial officer

Date: May 30, 2007